Consolidated Statement of Operations $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Operations Expenses
Interest expense	$ 22
General and administrative	5
Total Operations Expenses	27
Loss for the period	27
Total net comprehensive loss attributable to:
Equity holders of the company	27
Non-controlling interests
Total net comprehensive income, loss	$ 27